Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of debt

The current material terms and conditions of debt outstanding are as follows:

	Interest rate	Monthly repayment	Maturity date	September 30, 2017	December 31, 2016
ACOA AIF grant (C$2,871,919)	0%	Royalties	—	$2,301,556	$2,135,846
ACOA term loan (C$337,000)	0%	C$3,120	June 2026	260,071	—
Finance PEI term loan (C$717,093)	4%	C$4,333	July 2021	553,586	527,082

Total debt				$3,115,213	$2,662,928
less: current portion				(55,223)	(17,913)

Long-term debt				$3,059,990	$2,645,015

The current terms and conditions of long-term debt outstanding at December 31, 2016 and 2015, are as follows:

	Interest rate	Monthly repayment		Maturity date	2016	2015
ACOA AIF grant (C$2,871,919)	0%		Royalties	—	$2,135,846	$2,070,366
ACOA term loan (C$337,000)	0%	C$	3,120	June 2026	—	—
PEI Finance term loan (C$717,093)	4%	C$	4,333	July 2021	527,082	—

Total debt					$2,662,928	$2,070,366
less: current portion					(17,913)	—

Long-term debt					$2,645,015	$2,070,366

Schedule of maturities of debt

Estimated principal payments remaining on loan debt are as follows (1):

Year	Total
2017	$12,414
2018	60,094
2019	60,912
2020	349,662
2021	2,499,578
Thereafter	132,553

Total	$3,115,213

(1)	Repayments of the AIF grants are based on revenue projections for AquAdvantage Salmon.

Principal payments due on the PEI Finance term loan debt are as follows:

Year	FPEI
2017	$17,913
2018	18,643
2019	19,403
2020	20,192
2021	450,931
Thereafter	—

Total	$527,082

1.	The amounts due under the ACOA AIF grant debt are not included in the maturity schedule above due to the uncertainty of the timing of repayment.